                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03626

                                 CITIZENS FUNDS

                                One Harbour Place
                         Portsmouth, New Hampshire 03801

                                 Sophia Collier
                             Citizens Advisers, Inc.
                                One Harbour Place
                              Portsmouth, NH 03801

Registrant's telephone number, including area code: 1-603-436-5152

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

          File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

CITIZENS CORE GROWTH FUND
PORTFOLIO HOLDINGS
MARCH 31, 2008 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
COMMON STOCKS - 98.1%
AIR FREIGHT/COURIERS - 1.7%
FedEx Corp.                                                    49,500      4,587

APPAREL MANUFACTURERS - 1.6%
NIKE, Inc., Class B                                            60,600      4,121

BANKS - 5.0%
Banco Santander Central Hispano SA ADR                        266,000      5,304
ICICI Bank Ltd. ADR                                            83,400      3,185
Wells Fargo & Co.                                             164,000      4,772
                                                                        --------
                                                                          13,261
BIOTECHNOLOGY - 1.9%
Roche Holding AG ADR                                           54,300      5,131

CHEMICALS - 1.8%
Praxair, Inc.                                                  58,240      4,906

COMPUTERS - 9.9%
Akamai Technologies, Inc. (a)                                 100,150      2,820
Apple, Inc. (a)                                                31,500      4,520
Corning, Inc.                                                 193,700      4,657
Google, Inc., Class A (a)                                       7,800      3,436
Hewlett-Packard Co.                                           114,000      5,205
Oracle Corp. (a)                                              283,100      5,537
                                                                        --------
                                                                          26,175
ELECTRICAL EQUIPMENT - 2.6%
Emerson Electric Co.                                          134,800      6,937

ELECTRONICS - 7.2%
Cisco Systems, Inc. (a)                                       165,000      3,975
MEMC Electronic Materials, Inc. (a)                            63,000      4,467
NVIDIA Corp. (a)                                              138,000      2,731
Texas Instruments, Inc.                                        88,000      2,488
Thermo Fisher Scientific, Inc. (a)                             94,300      5,359
                                                                        --------
                                                                          19,020
ENERGY & UTILITIES - 18.5%
Allegheny Energy, Inc.                                        117,800      5,949
ConocoPhillips                                                 68,875      5,249
Devon Energy Corp.                                             71,000      7,407
Silvan Power Co. (a)(b)                                        24,000          0
The AES Corp. (a)                                             252,900      4,216
The Williams Cos., Inc.                                       214,000      7,058
Transocean, Inc. (a)                                           70,494      9,530
Vulcan Power Co., Class A (a)(b)                               40,000          0
Weatherford International, Ltd.                                66,000      4,783
XTO Energy, Inc.                                               78,125      4,833
                                                                        --------
                                                                          49,025

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
ENTERTAINMENT - 1.7%
The Walt Disney Co.                                           147,000      4,613

FINANCIAL - DIVERSIFIED - 3.6%
Citigroup, Inc.                                               164,000      3,513
JPMorgan Chase & Co.                                          103,700      4,453
Lehman Brothers Holdings, Inc.                                 45,100      1,698
                                                                        --------
                                                                           9,664
FINANCIAL SERVICES - 3.1%
Franklin Resources, Inc.                                       39,700      3,851
Prudential Financial, Inc.                                     55,200      4,319
                                                                        --------
                                                                           8,170
FOODS - 3.3%
Hansen Natural Corp. (a)                                       49,000      1,730
PepsiCo, Inc.                                                  96,500      6,967
                                                                        --------
                                                                           8,697
HEALTH CARE - 6.6%
Becton, Dickinson & Co.                                        55,800      4,790
C.R. Bard, Inc.                                                31,712      3,057
Hologic, Inc. (a)                                              49,218      2,737
Intuitive Surgical, Inc. (a)                                   13,269      4,304
WellPoint, Inc. (a)                                            57,400      2,533
                                                                        --------
                                                                          17,421
INSURANCE - 3.1%
AFLAC, Inc.                                                    79,800      5,183
American International Group, Inc.                             70,000      3,028
                                                                        --------
                                                                           8,211
INVESTMENT BANKING & BROKERAGE - 1.1%
The Goldman Sachs Group, Inc.                                  17,400      2,878

MANUFACTURING - 11.4%
Bucyrus International, Inc., Class A                           31,000      3,151
Crown Holdings, Inc. (a)                                      118,235      2,975
Danaher Corp.                                                  84,000      6,387
General Cable Corp. (a)                                        62,000      3,662
Precision Castparts Corp.                                      53,600      5,471
Procter & Gamble Co.                                          122,800      8,605
                                                                        --------
                                                                          30,251
MULTIMEDIA - 1.4%
News Corp., Class A                                            27,000        506
News Corp., Class B                                           166,000      3,161
                                                                        --------
                                                                           3,667
RESTAURANTS - 1.2%
McDonald's Corp.                                               59,000      3,290

RETAIL - 6.7%
Best Buy & Co., Inc.                                           66,800      2,770
Coach, Inc. (a)                                                88,000      2,653
CVS/Caremark Corp.                                            182,575      7,396
GameStop Corp., Class A (a)                                    41,000      2,120
Target Corp.                                                   55,100      2,792
                                                                        --------
                                                                          17,731

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
SERVICES - 2.4%
Accenture Ltd., Class A                                       115,100      4,048
Nalco Holding Co.                                             109,970      2,326
                                                                        --------
                                                                           6,374
TELECOMMUNICATIONS - 2.3%
AT&T, Inc.                                                    162,625      6,229
                                                                        --------
TOTAL COMMON STOCKS                                                      260,359
Cost: $241,311

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 2.0%
Fifth Third Bank, Inc.
1.50%, 4/1/08
(Date of Agreement 3/31/08, proceeds at maturity
   $5,195, collateralized by Federal National Mortgage
   Assoc. security, 5.00%, 07/01/33, market value
   $5,351)
   Cost: $5,194                                                 5,194      5,194
                                                                        --------
TOTAL INVESTMENTS - 100.1%                                               265,553
Cost: $246,505 (c)

Percentages indicated are based on net assets of $265,364.

(a)  Non-income producing security.

(b) On March 31, 2008, the fund owned the following restricted securities constituting 0.00% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees. Additional information on the securities is as follows:

Vulcan Power Co., Class A
Acquisition Date: March 3, 1995
Cost: $300
Unit cost: $7.50
Value: $0

Silvan Power Co.
Acquisition Date: July 27, 2004
Cost: $0
Unit cost: $0
Value: $0

(c) Cost for financial statement purposes and Federal income tax purposes are substantially the same.

ADR - American Depositary Receipt

CITIZENS EMERGING GROWTH FUND
PORTFOLIO HOLDINGS
MARCH 31, 2008 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMMON STOCKS - 98.6%
APPAREL MANUFACTURERS - 5.0%
Crocs, Inc. (a)                                                70,000      1,223
Gildan Activewear, Inc. (a)                                    90,000      3,362
Guess?, Inc.                                                   65,000      2,631
                                                                        --------
                                                                           7,216
BIOTECHNOLOGY - 5.3%
Alexion Pharmaceuticals, Inc. (a)                              27,000      1,601
Gilead Sciences, Inc. (a)                                      80,400      4,143
Techne Corp. (a)                                               30,000      2,021
                                                                        --------
                                                                           7,765
CHEMICALS - 0.9%
Terra Industries, Inc. (a)                                     35,000      1,244

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.8%
NetApp, Inc. (a)                                               55,000      1,103

COMPUTERS - 6.6%
Akamai Technologies, Inc. (a)                                  95,000      2,675
Corning, Inc.                                                  75,360      1,812
F5 Networks, Inc. (a)                                          65,000      1,181
Jack Henry & Associates, Inc.                                  60,000      1,480
Seagate Technology                                             70,000      1,466
VeriFone Holdings, Inc. (a)                                    60,000        952
                                                                        --------
                                                                           9,566
CONSUMER PRODUCTS - 2.8%
Bare Escentuals, Inc. (a)                                      80,000      1,874
Energizer Holdings, Inc. (a)                                   25,000      2,262
                                                                        --------
                                                                           4,136
ELECTRICAL EQUIPMENT - 1.0%
WESCO International, Inc. (a)                                  40,000      1,460

ELECTRONICS - 6.1%
Cypress Semiconductor Corp. (a)                                70,000      1,653
MEMC Electronic Materials, Inc. (a)                            60,000      4,254
NVIDIA Corp. (a)                                               55,500      1,098
PerkinElmer, Inc.                                              75,000      1,819
                                                                        --------
                                                                           8,824
ENERGY & UTILITIES - 17.5%
Airgas, Inc.                                                   40,000      1,819
Allegheny Energy, Inc.                                         50,000      2,525
Core Laboratories N.V. (a)                                     25,000      2,983
Dresser-Rand Group, Inc. (a)                                   44,000      1,353
EOG Resources, Inc.                                            37,000      4,439
FMC Technologies, Inc. (a)                                     45,000      2,560
Noble Energy, Inc.                                             25,000      1,820
Smith International, Inc.                                      30,000      1,927
Williams Cos., Inc.                                            75,000      2,474
Transocean, Inc. (a)                                           26,374      3,565
                                                                        --------
                                                                          25,465

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
FINANCIAL SERVICES - 5.1%
CME Group, Inc.                                                 5,406      2,536
IntercontinentalExchange, Inc. (a)                             12,000      1,566
T. Rowe Price Group, Inc.                                      66,110      3,305
                                                                        --------
                                                                           7,407
HEALTH CARE - 11.5%
C.R. Bard, Inc.                                                23,000      2,217
Express Scripts, Inc. (a)                                      30,000      1,930
Hologic, Inc. (a)                                              28,000      1,557
Intuitive Surgical, Inc. (a)                                   11,650      3,778
Invitrogen Corp. (a)                                           23,000      1,966
Laboratory Corp. of America Holdings (a)                       40,000      2,947
St. Jude Medical, Inc. (a)                                     55,000      2,375
                                                                        --------
                                                                          16,770
HOTELS & MOTELS - 1.2%
Starwood Hotels & Resorts Worldwide, Inc.                      33,000      1,708

INTERNET SERVICE PROVIDERS - 1.1%
Verisign, Inc. (a)                                             50,000      1,662

INVESTMENT BANKING & BROKERAGE - 1.1%
Affiliated Managers Group, Inc. (a)                            18,000      1,633

MANUFACTURING - 10.6%
BE Aerospace, Inc. (a)                                         58,000      2,027
Commercial Metals Co.                                          65,000      1,948
Cummins, Inc.                                                  50,000      2,341
Flowserve Corp.                                                25,000      2,609
Oshkosh Truck Corp.                                            38,000      1,379
Precision Castparts Corp.                                      18,000      1,837
RTI International Metals, Inc. (a)                             29,000      1,311
Terex Corp. (a)                                                30,000      1,875
                                                                        --------
                                                                          15,327
MULTIMEDIA - 0.9%
DISH Network Corp., Class A (a)                                45,000      1,293

RESTAURANTS - 1.8%
Burger King Holdings, Inc.                                     95,000      2,628

RETAIL - 9.0%
Aeropostale, Inc. (a)                                          67,000      1,816
GameStop Corp., Class A (a)                                    45,000      2,327
Nordstrom, Inc.                                                48,012      1,565
priceline.com, Inc. (a)                                        35,000      4,231
Urban Outfitters, Inc. (a)                                    100,000      3,135
                                                                        --------
                                                                          13,074
SERVICES - 6.0%
Cognizant Technology Solutions Corp., Class A (a)              60,000      1,730
Fluor Corp.                                                    17,000      2,399
Nalco Holding Co.                                              65,000      1,375
Sotheby's                                                      55,000      1,590
VistaPrint Ltd. (a)                                            45,000      1,573
                                                                        --------
                                                                           8,667

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
TELECOMMUNICATIONS - 3.2%
Ciena Corp. (a)                                                50,000      1,541
Echostar, Class A (a)                                           9,000        266
NII Holdings, Inc. (a)                                         42,000      1,335
Time Warner Telecom, Inc., Class A (a)                         95,000      1,472
                                                                        --------
                                                                           4,614
TRANSPORTATION - 1.1%
Canadian Pacific Railway, Ltd.                                 25,000      1,607
                                                                        --------
TOTAL COMMON STOCKS                                                      143,169
Cost: $125,452

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 1.6%
Fifth Third Bank, Inc.,
1.50%, 4/1/08
(Date of Agreement 3/31/08, proceeds at maturity
   $2,284, collateralized by Federal National Mortgage
   Assoc. security, 5.00%, 07/01/33, market value
   $2,353)
   Cost: $2,284                                                 2,284      2,284
                                                                        --------
TOTAL INVESTMENTS - 100.2%                                               145,453
Cost: $127,736 (b)

Percentages indicated are based on net assets of $145,216.

(a)  Non-income producing security.

(b) Cost for financial statement purposes and Federal income tax purposes are substantially the same.

CITIZENS SMALL CAP CORE GROWTH FUND
PORTFOLIO HOLDINGS
MARCH 31, 2008 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMMON STOCKS - 95.2%
AEROSPACE & DEFENSE - 1.7%
TransDigm Group, Inc. (a)                                      14,000        519

APPAREL MANUFACTURERS - 4.4%
Crocs, Inc. (a)                                                16,000        280
Deckers Outdoor Corp. (a)                                      10,000      1,078
                                                                        --------
                                                                           1,358
BANKS - 1.8%
Pinnacle Financial Partners, Inc. (a)                          12,500        320
Sterling Bancorp                                               15,000        233
                                                                        --------
                                                                             553
BIOTECHNOLOGY - 7.1%
Alexion Pharmaceuticals, Inc. (a)                               6,000        356
American Oriental Bioengineering, Inc. (a)                     45,000        365
Celgene Corp. (a)                                               8,367        513
Myriad Genetics, Inc. (a)                                      10,000        403
Techne Corp. (a)                                                8,000        538
                                                                        --------
                                                                           2,175
CHEMICALS - 1.0%
Terra Industries, Inc. (a)                                      9,000        320

COMPUTERS - 11.9%
ANSYS, Inc. (a)                                                20,000        690
Concur Technologies, Inc. (a)                                  19,000        590
F5 Networks, Inc. (a)                                          15,000        273
Jack Henry & Associates, Inc.                                  14,000        345
NIC, Inc.                                                      70,000        498
Nuance Communications Inc. (a)                                 35,000        609
Omniture Inc. (a)                                              18,000        418
VeriFone Holdings, Inc. (a)                                    15,000        238
                                                                        --------
                                                                           3,661
ELECTRONICS - 1.4%
Diodes, Inc. (a)                                               19,000        417

ENERGY & UTILITIES - 11.8%
Airgas, Inc.                                                   11,500        523
Atwood Oceanics, Inc. (a)                                       9,000        825
Core Laboratories N.V. (a)                                     11,000      1,312
Dresser-Rand Group, Inc. (a)                                   10,000        308
Holly Corp.                                                     7,000        304
T-3 Energy Services, Inc. (a)                                   8,500        362
                                                                        --------
                                                                           3,634
ENGINEERING & CONSTRUCTION - 2.2%
Michael Baker Corp. (a)                                        12,000        270
Stanley Inc. (a)                                               14,000        412
                                                                        --------
                                                                             682

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
FINANCIAL - DIVERSIFIED - 0.7%
Advanta Corp., Class B                                         29,000        204

FOODS - 1.6%
Spartan Stores, Inc.                                           23,500        490

HEALTH CARE - 11.0%
Allscripts Healthcare Solutions, Inc. (a)                      19,000        196
Amedisys, Inc. (a)                                              7,500        295
Bio-Reference Laboratories, Inc. (a)                           10,000        264
Immucor, Inc. (a)                                              17,000        363
Integra LifeSciences Holdings (a)                               9,500        413
Kendle International, Inc. (a)                                 13,500        606
Natus Medical, Inc. (a)                                        25,000        454
Omnicell, Inc. (a)                                             22,000        442
United Therapeutics Corp. (a)                                   4,000        347
                                                                        --------
                                                                           3,380
INSURANCE - 1.3%
Tower Group, Inc.                                              16,500        415

INVESTMENT BANKING & BROKERAGE - 3.4%
Affiliated Managers Group, Inc. (a)                             5,000        454
Investment Technology Group, Inc. (a)                          13,000        600
                                                                        --------
                                                                           1,054
MANUFACTURING - 11.8%
Apogee Enterprises, Inc.                                       20,000        308
Barnes Group, Inc.                                             17,500        402
BE Aerospace, Inc. (a)                                         13,000        454
Bucyrus International, Inc., Class A                            6,000        611
Century Aluminum Co. (a)                                        6,000        397
Itron, Inc. (a)                                                 4,500        406
Middleby Corp. (a)                                              5,500        343
RTI International Metals, Inc. (a)                              7,000        316
Silgan Holdings, Inc.                                           7,500        372
                                                                        --------
                                                                           3,609
PERSONAL CARE - 1.5%
Chattem, Inc. (a)                                               7,000        464

RESTAURANTS - 1.4%
Texas Roadhouse, Inc., Class A (a)                             45,000        441

RETAIL - 5.6%
Aeropostale, Inc. (a)                                          16,000        434
priceline.com, Inc. (a)                                         8,500      1,027
Tween Brands, Inc. (a)                                         11,000        272
                                                                        --------
                                                                           1,733

SERVICES - 8.2%
First Cash Financial Services, Inc. (a)                        20,000        207
LIFE TIME FITNESS, Inc. (a)                                     9,000        281
LKQ Corp. (a)                                                  25,000        562
Shutterfly, Inc. (a)                                           20,000        297
Sotheby's                                                      10,000        289
TheStreet.com, Inc.                                            48,000        388
VistaPrint Ltd. (a)                                            14,000        489
                                                                        --------
                                                                           2,513

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
TELECOMMUNICATIONS - 3.7%
Atheros Communications, Inc. (a)                               20,500        427
NICE Systems Ltd. ADR (a)                                      25,000        706
                                                                        --------
                                                                           1,133
WASTE MANAGEMENT - 1.7%
Darling International Inc. (a)                                 40,000        518
                                                                        --------
TOTAL COMMON STOCKS                                                       29,273
Cost: $27,287

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 4.9%
Fifth Third Bank, Inc.,
1.50%, 4/01/08

(Date of Agreement 3/31/08, proceeds at maturity
   $1,490, collateralized by Federal National Mortgage
   Assoc. security, 5.00%, 07/01/33, market value
   $1,535)
   Cost: $1,490                                                 1,490      1,490
                                                                        --------
TOTAL INVESTMENTS - 100.1%                                                30,763
Cost: $28,777 (b)

Percentages indicated are based on net assets of $30,718.

(a)  Non-income producing security.

(b) Cost for financial statement purposes and Federal income tax purposes are substantially the same.

ADR - American Depositary Receipt

CITIZENS VALUE FUND
PORTFOLIO HOLDINGS
MARCH 31, 2008 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMMON STOCKS - 97.9%

AIR FREIGHT/COURIERS - 1.5%
FedEx Corp.                                                     9,469        877

APPAREL MANUFACTURERS - 2.9%
NIKE, Inc., Class B                                            14,028        954
VF Corp.                                                        9,430        731
                                                                        --------
                                                                           1,685
BANKS - 2.4%
Bank of America Corp.                                          21,811        827
ICICI Bank Ltd. ADR                                            14,800        565
                                                                        --------
                                                                           1,392
CHEMICALS - 2.9%
Amgen, Inc. (a)                                                14,500        606
Praxair, Inc.                                                  13,142      1,107
                                                                        --------
                                                                           1,713
COMPUTERS - 12.2%
Akamai Technologies, Inc. (a)                                  34,700        977
Corning, Inc.                                                  49,988      1,202
Hewlett-Packard Co.                                            23,617      1,078
Intel Corp.                                                    40,113        850
International Business Machines Corp.                          10,356      1,192
Microsoft Corp.                                                26,624        756
Oracle Corp. (a)                                               56,003      1,095
                                                                        --------
                                                                           7,150
CONSUMER PRODUCTS - 1.4%
Kimberly-Clark Corp.                                           13,053        843

ELECTRICAL EQUIPMENT - 1.2%
Emerson Electric Co.                                           13,306        685

ELECTRONICS - 8.1%
Cisco Systems, Inc. (a)                                        29,487        710
MEMC Electronic Materials, Inc. (a)                            15,107      1,071
Rockwell Automation, Inc.                                      14,211        816
Texas Instruments, Inc.                                        31,080        879
Thermo Fisher Scientific, Inc. (a)                             22,250      1,265
                                                                        --------
                                                                           4,741
ENERGY & UTILITIES - 18.0%
Allegheny Energy, Inc.                                         21,450      1,083
Apache Corp.                                                   19,100      2,307
Baker Hughes, Inc.                                             11,151        764
ConocoPhillips                                                 28,366      2,162
The AES Corp. (a)                                              53,800        897
The Williams Cos., Inc.                                        35,500      1,171
Transocean, Inc. (a)                                           15,241      2,061
                                                                        --------
                                                                          10,445

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
ENTERTAINMENT - 1.1%
The Walt Disney Co.                                            20,800        653

FINANCIAL - DIVERSIFIED - 7.1%
Citigroup, Inc.                                                21,400        458
JPMorgan Chase & Co.                                           27,226      1,170
Lehman Brothers Holdings, Inc.                                 17,771        669
Merrill Lynch & Co., Inc.                                      18,558        756
MetLife, Inc.                                                  10,741        647
Wachovia Corp.                                                 15,900        429
                                                                        --------
                                                                           4,129
FOODS - 9.0%
Archer-Daniels-Midland Co.                                     22,100        910
Bunge, Ltd.                                                     7,700        669
General Mills, Inc.                                            19,700      1,180
Kellogg Co.                                                    22,174      1,165
PepsiCo, Inc.                                                  18,637      1,345
                                                                        --------
                                                                           5,269
HEALTH CARE - 7.6%
Baxter International, Inc.                                     15,490        896
Becton, Dickinson & Co.                                        13,406      1,151
Coventry Health Care, Inc. (a)                                 13,491        544
Johnson & Johnson, Inc.                                        17,162      1,113
WellPoint, Inc. (a)                                            16,359        722
                                                                        --------
                                                                           4,426
INSURANCE - 5.3%
American International Group, Inc.                             12,902        558
The Allstate Corp.                                             17,281        831
The Chubb Corp.                                                19,392        959
The Hartford Financial Services Group, Inc.                     9,556        724
                                                                        --------
                                                                           3,072
INVESTMENT BANKING & BROKERAGE - 2.0%
The Goldman Sachs Group, Inc.                                   6,940      1,148

MANUFACTURING - 5.6%
3M Co.                                                          9,366        741
Crown Holdings, Inc. (a)                                       31,200        785
General Cable Corp. (a)                                        12,750        753
Precision Castparts Corp.                                       9,907      1,012
                                                                        --------
                                                                           3,291
MULTIMEDIA - 1.6%
News Corp., Class A                                            48,500        909

RESTAURANTS - 1.8%
McDonald's Corp.                                               18,633      1,039

RETAIL - 2.0%
Coach, Inc. (a)                                                21,000        633
Target Corp.                                                   11,082        562
                                                                        --------
                                                                           1,195
SERVICES - 1.1%
URS Corp. (a)                                                  19,209        628

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
TELECOMMUNICATIONS - 3.1%
AT&T, Inc.                                                     38,351      1,468
NII Holdings, Inc. (a)                                         11,600        369
                                                                        --------
                                                                           1,837
                                                                        --------
TOTAL COMMON STOCKS
Cost: $54,116                                                             57,127

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 2.1%
Fifth Third Bank, Inc.,
1.50%, 4/01/08
(Date of Agreement 3/31/08, proceeds at maturity
   $1,248, collateralized by Federal National Mortgage
   Assoc. security, 5.00%, 07/01/33, market value
   $1,286)
   Cost: $1,248                                                 1,248      1,248
                                                                        --------
TOTAL INVESTMENTS - 100.0%
Cost: $55,364 (b)                                                         58,375

Percentages indicated are based on net assets of $58,360.

(a)  Non-income producing security.

(b) Cost for financial statement purposes and Federal income tax purposes are substantially the same.

ADR - American Depositary Receipt

CITIZENS GLOBAL EQUITY FUND
PORTFOLIO HOLDINGS
MARCH 31, 2008 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
COMMON STOCKS - 93.6%
BANKS - 12.5%
Australia and New Zealand Banking Group Ltd. ADR               17,500      1,801
Banco Santander Central Hispano SA ADR                        150,000      2,991
Bank of Nova Scotia                                            58,000      2,622
ICICI Bank Ltd. ADR                                            30,000      1,146
Julius Baer Holding Ltd. (a)                                   28,000      2,067
                                                                        --------
                                                                          10,627

BUILDING PRODUCTS - 2.3%
Lafarge SA ADR                                                 45,000      1,964

CONSTRUCTION - 2.6%
Desarrolladora Homex SA de C.V. ADR (b)                        37,500      2,177

ENERGY & UTILITIES - 11.9%
BG Group plc ADR                                               27,000      3,131
EnCana Corp.                                                   39,500      2,992
Statoil ASA ADR                                                86,000      2,569
Veoilia Environnement ADR                                      20,000      1,399
                                                                        --------
                                                                          10,091

ENTERTAINMENT - 2.9%
Nintendo Co., Ltd. (a)                                          4,700      2,435

FINANCIAL - DIVERSIFIED - 3.2%
Deutsche Boerse AG (a)                                         16,700      2,710

FOOD & BEVERAGES - 3.8%
Nestle SA (a)                                                   6,500      3,250

FOODS - 3.0%
Sadia SA ADR                                                  145,000      2,580

HEALTH CARE - 5.2%
Bayer AG (a)                                                   22,500      1,803
Fresenius Medical Care AG & Co. KGaA ADR                       52,000      2,617
                                                                        --------
                                                                           4,420

INSURANCE - 3.2%
Allianz SE ADR                                                137,000      2,693

MANUFACTURING - 14.3%
Air Liquide SA (a)                                              7,000      1,068
FANUC, Ltd. (a)                                                18,000      1,742
Johnson Matthey plc (a)                                        67,000      2,665
Komatsu, Ltd. (a)                                              80,000      2,269
L'Air Liquide SA ADR                                           66,000      2,020
POSCO ADR                                                      14,000      1,666
Samsung Heavy Industries Co., Ltd. (a)                         24,000        767
                                                                        --------
                                                                          12,197

PHARMACEUTICALS - 6.3%
Novo Nordisk A/S ADR                                           50,000      3,462
Shire plc ADR                                                  32,500      1,884
                                                                        --------
                                                                           5,346

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
REAL ESTATE - 1.0%
City Developments, Ltd. (a)                                   105,000        843

RETAIL - 4.2%
Industria de Diseno Textil SA (Inditex) (a)                    50,000      2,777
Luxottica Group SpA ADR                                        30,000        755
                                                                        --------
                                                                           3,532

SERVICES - 3.7%
Sims Group, Ltd. (a)                                           78,000      2,135
Swire Pacific, Ltd., Class A (a)                               90,000      1,021
                                                                        --------
                                                                           3,156

TELECOMMUNICATIONS - 10.6%
America Movil SA de C.V. ADR                                   40,000      2,548
Nokia Corp. ADR                                                71,000      2,260
PT Telekomunikasi Indonesia ADR                                48,000      2,013
Telenor ASA ADR                                                21,000      1,209
Vodafone Group plc (a)                                        338,402      1,013
                                                                        --------
                                                                           9,043

TRANSPORTATION - 2.9%
Canadian Pacific Railway, Ltd.                                 38,000      2,443
                                                                        --------
TOTAL COMMON STOCKS                                                       79,507
Cost: $69,587

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 19.3%
Fifth Third Bank, Inc.
1.50%, 4/1/08
(Date of Agreement 3/31/08, proceeds at maturity
   $16,411, collateralized by Federal National
   Mortgage Assoc. security, 5.00%, 07/01/33, market
   value $16,903)
   Cost: $16,410                                            16,410        16,410
                                                                        --------
TOTAL INVESTMENTS - 112.9%                                                95,917
Cost: $85,997 (c)

Percentages indicated are based on net assets of $84,993.

(a) Fair value security. The approximate market value and percentage of investments of securities that were fair valued for the Global Equity Fund were $28,565 and 29.78%.

(b)  Non-income producing security.

(c) Cost for financial statement purposes and Federal income tax purposes are substantially the same.

ADR  - American Depositary Receipt

The fund's portfolio holdings as of March 31, 2008, were distributed among the following countries:

                      PERCENTAGE OF NET ASSETS
                    ----------------------------
                             SHORT TERM
                    EQUITY     & OTHER     TOTAL
                    ------   ----------   ------
Australia             4.6%                  4.6%
Brazil                3.0%                  3.0%
Canada                6.4%                  6.4%
Denmark               4.1%                  4.1%
Finland               2.7%                  2.7%
France                7.6%                  7.6%
Germany              11.6%                 11.6%
Hong Kong             1.2%                  1.2%
India                 1.3%                  1.3%
Indonesia             2.4%                  2.4%
Italy                 0.9%                  0.9%
Japan                 7.6%                  7.6%
Mexico                5.6%                  5.6%
Norway                4.4%                  4.4%
Republic of Korea     2.9%                  2.9%
Singapore             1.0%                  1.0%
Spain                 6.8%                  6.8%
Switzerland           6.3%                  6.3%
United Kingdom       10.2%                 10.2%
United States         3.1%      6.3%        9.4%
                     ----       ---       -----
Total                93.7%      6.3%      100.0%

CITIZENS BALANCED FUND
PORTFOLIO HOLDINGS
MARCH 31, 2008 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMMON STOCKS - 68.7%

AIR FREIGHT/COURIERS - 0.8%
FedEx Corp.                                                       896         83

APPAREL MANUFACTURERS - 2.4%
NIKE, Inc., Class B                                             2,100        143
VF Corp.                                                        1,521        118
                                                                        --------
                                                                             261

BANKS - 1.8%
Bank of America Corp.                                           3,180        120
ICICI Bank Ltd. ADR                                             1,900         73
                                                                        --------
                                                                             193

CHEMICALS - 2.3%
Amgen, Inc. (a)                                                 1,850         77
Praxair, Inc.                                                   2,045        173
                                                                        --------
                                                                             250

COMPUTERS - 8.7%
Akamai Technologies, Inc. (a)                                   4,500        127
Corning, Inc.                                                   6,238        150
Hewlett-Packard Co.                                             2,570        117
Intel Corp.                                                     5,960        126
International Business Machines Corp.                           1,437        165
Microsoft Corp.                                                 4,010        114
Oracle Corp. (a)                                                7,725        151
                                                                        --------
                                                                             950

CONSUMER PRODUCTS - 1.3%
Kimberly-Clark Corp.                                            2,160        139

ELECTRICAL EQUIPMENT - 0.9%
Emerson Electric Co.                                            2,000        103

ELECTRONICS - 5.6%
Cisco Systems, Inc. (a)                                         4,200        101
MEMC Electronic Materials, Inc. (a)                             1,980        140
Rockwell Automation, Inc.                                       1,740        100
Texas Instruments, Inc.                                         3,793        107
Thermo Fisher Scientific, Inc. (a)                              2,850        163
                                                                        --------
                                                                             611

ENERGY & UTILITIES - 12.2%
Allegheny Energy, Inc.                                          2,620        132
Apache Corp.                                                    2,300        278
Baker Hughes, Inc.                                              1,600        110
ConocoPhillips                                                  4,200        319
The AES Corp. (a)                                               6,900        115
The Williams Cos., Inc.                                         4,500        148
Transocean, Inc. (a)                                            1,839        249
                                                                        --------
                                                                           1,351

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
ENTERTAINMENT - 0.8%
The Walt Disney Co.                                             2,800         88

FINANCIAL - DIVERSIFIED - 4.7%
Citigroup, Inc.                                                 2,900         62
JPMorgan Chase & Co.                                            3,670        158
Lehman Brothers Holdings, Inc.                                  2,549         96
Merrill Lynch & Co., Inc.                                       2,760        112
MetLife, Inc.                                                   1,440         87
                                                                        --------
                                                                             515

FOODS - 5.9%
Archer-Daniels-Midland Co.                                      2,900        119
General Mills, Inc.                                             2,525        151
Kellogg Co.                                                     3,420        180
PepsiCo, Inc.                                                   2,710        196
                                                                        --------
                                                                             646

HEALTH CARE - 5.3%
Baxter International, Inc.                                      2,330        135
Becton, Dickinson & Co.                                         1,430        123
Coventry Health Care, Inc. (a)                                  1,670         67
Johnson & Johnson, Inc.                                         2,540        165
WellPoint, Inc. (a)                                             2,175         96
                                                                        --------
                                                                             586

INSURANCE - 3.9%
American International Group, Inc.                              1,690         73
The Allstate Corp.                                              2,485        119
The Chubb Corp.                                                 2,820        140
The Hartford Financial Services Group, Inc.                     1,300         99
                                                                        --------
                                                                             431

INVESTMENT BANKING & BROKERAGE - 1.2%
The Goldman Sachs Group, Inc.                                     803        133

MANUFACTURING - 3.7%
3M Co.                                                          1,348        107
Crown Holdings, Inc. (a)                                        4,000        101
General Cable Corp. (a)                                         1,650         97
Precision Castparts Corp.                                       1,028        105
                                                                        --------
                                                                             410

MULTIMEDIA - 1.1%
News Corp., Class A                                             6,200        116

RESTAURANTS - 1.5%
McDonald's Corp.                                                2,890        161

RETAIL - 1.6%
Coach, Inc. (a)                                                 2,900         87
Target Corp.                                                    1,756         89
                                                                        --------
                                                                             176

SERVICES - 0.9%
URS Corp. (a)                                                   2,912         95

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
TELECOMMUNICATIONS - 2.1%
AT&T, Inc.                                                      4,680        179
NII Holdings, Inc. (a)                                          1,600         51
                                                                        --------
                                                                             230
                                                                        --------
TOTAL COMMON STOCKS                                                        7,528
Cost: $7,716

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
First Horizon Alternative Mortgage Securities,
   4.72%, 06/25/34 (b)                                              8          7
   5.50%, 03/25/35                                                  8          8
                                                                        --------
Cost: $16                                                                     15

CORPORATE BONDS - 6.1%
BANKS - 0.9%
Bank of America Corp., 4.38%, 12/1/2010                            50         51
Capital One Bank, 6.50%, 06/13/13                                  50         47
                                                                        --------
                                                                              98

COMPUTERS - 0.1%
Corning, Inc., 6.20%, 03/15/16                                     15         16

CONSTRUCTION - 0.2%
KB Home, 5.88%, 01/15/15                                           15         13
Pulte Homes, Inc., 6.00%, 02/15/35                                 10          8
                                                                        --------
                                                                              21

ENERGY & UTILITIES - 0.7%
Atmos Energy Corp., 4.95%, 10/15/14                                15         14
Chesapeake Energy Corp., 6.88%, 1/15/2016                          20         20
Enterprise Products Partners LP, 4.95%, 6/1/2010                   20         20
XTO Energy, Inc., 5.30%, 06/30/15                                  20         21
                                                                        --------
                                                                              75

FINANCIAL - DIVERSIFIED - 1.5%
CIT Group, Inc., 5.00%, 02/01/15                                   50         39
Citigroup, Inc., 3.22%, 05/18/10 (b)                               50         49
HSBC Finance Corp., 4.63%, 9/15/2010                               50         49
Liberty Mutual Group, 5.75%, 03/15/14(C)                           10         10
Riddell Bell Holdings, 8.38%, 10/1/2012                            15         12
                                                                        --------
                                                                             159

FINANCIAL SERVICES - 0.4%
Franklin Resources, Inc., 3.70%, 4/15/2008                         48         48

FOOD - 0.5%
The Pepsi Bottling Group, Inc., 5.63%, 02/17/09(C)                 50         51

HEALTH CARE - 0.4%
Medtronic, Inc., 4.75%, 09/15/15                                   50         49

INVESTMENT BANKING & BROKERAGE - 0.1%
The Goldman Sachs Group, Inc., 5.00%, 10/1/2014                    15         15

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REAL ESTATE - 0.0% *
Brandywine Realty Trust, 5.40%, 11/1/2014                           5          4

RESTAURANTS - 0.5%
McDonald's Corp., 5.00%, 02/15/15                                  50         50

TELECOMMUNICATIONS - 0.8%
AT&T, Inc., 5.88%, 02/01/12                                        50         52
DIRECTV Holdings LLC, 6.38%, 06/15/15                              30         28
Sprint Nextel Corp., 7.38%, 08/01/15                               10          8
                                                                        --------
                                                                              88
                                                                        --------
TOTAL CORPORATE BONDS                                                        674
Cost: $700

FOREIGN GOVERNMENT BOND - 0.2%
United Mexican States, 6.75%, 9/27/1934                            15         17
Cost: $15

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.6%
FEDERAL FARM CREDIT BANK - 1.0%
5.05%, 05/18/17                                                   100        106

FEDERAL HOME LOAN BANK - 1.0%
4.88%, 03/11/16                                                   100        106

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.9%
4.55%, 01/20/11                                                     5          5
4.50%, 01/15/13                                                     9          9
5.00%, 10/01/18                                                    71         72
5.50%, 10/01/18                                                    45         46
5.20%, 03/05/19                                                    40         41
6.00%, 12/01/20                                                    33         34
5.50%, 03/01/21                                                    73         74
5.50%, 04/01/21                                                    70         72
5.00%, 06/01/35                                                    79         80
                                                                        --------
                                                                             433

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.7%
5.25%, 01/15/09                                                    14         14
4.38%, 09/15/12                                                     4          4
5.00%, 04/15/15                                                    20         22
6.00%, 02/25/17                                                    70         73
5.40%, 03/09/17                                                   100        105
5.00%, 10/01/18                                                    64         65
4.50%, 06/01/19                                                   105        104
5.00%, 09/01/19                                                    28         28
5.50%, 03/25/29                                                   100        101
6.50%, 07/01/32                                                     2          2
6.00%, 11/01/32                                                     1          1
5.50%, 03/01/33                                                    23         23
4.58%, 12/01/34                                                    26         26
4.83%, 01/01/35(b)                                                 15         15
4.82%, 08/01/35                                                    78         78
5.50%, 10/01/35                                                    76         77
                                                                        --------
                                                                             738
                                                                        --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                   1,383
Cost: $1,344

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
U.S. TREASURY NOTES - 9.2%
6.50%, 02/15/10                                                   100        109
4.00%, 03/15/10                                                   100        105
3.88%, 05/15/10                                                    35         37
4.75%, 05/15/14                                                    10         11
4.00%, 02/15/15                                                   100        108
4.13%, 05/15/15                                                    30         32
4.50%, 11/15/15                                                   100        110
4.50%, 02/15/16                                                   100        110
5.13%, 05/15/16                                                   100        113
4.50%, 05/15/17                                                   100        109
4.75%, 08/15/17                                                   100        111
5.38%, 02/15/31                                                    50         58
                                                                        --------
Cost: $928                                                                 1,013

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 3.2%
Fifth Third Bank, Inc.
1.50%, 4/1/08
(Date of Agreement 3/31/08, proceeds at maturity $355,
   collateralized by Federal National Mortgage Assoc.
   security, 5.00%, 07/01/33, market value $366)
   Cost: $355                                                 355            355
                                                                        --------
TOTAL INVESTMENTS - 100.1%                                                10,985
Cost: $11,074 (d)

Percentages indicated are based on net assets of $10,971.

(a)  Non-income producing security.

(b) Variable rate security. The rate presented represents the rate in effect at March 31, 2008.

(c)  Rule 144A security.

(d) Cost for financial statement purposes and Federal income tax purposes are substantially the same.

*    Rounds to less than 0.1%

ADR - American Depositary Receipt

CITIZENS INCOME FUND
PORTFOLIO HOLDINGS
MARCH 31, 2008 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)   VALUE($)
-----------------------------                 ------------   --------
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
Crusade Global Trust, 3.13%,
   11/15/37 (a)(b)                                     361        361
Crusade Global Trust, 3.20%,
   11/19/37 (a)(b)                                     251        251
First Horizon Alternative Mortgage
   Securities, 4.72%, 06/25/34 (a)                     607        540
Merrill Lynch/Countrywide Commericial
   Mortgage Trust, 5.53%, 03/12/51                     280        252
Puma Finance Ltd., 3.30%,
   08/09/35 (a)(b)(c)                                  547        543
                                                             --------
Cost: $2,055                                                    1,947

CORPORATE BONDS - 0.5%
CBG Florida REIT Corp., 7.11%,
   05/29/49 (a)(b)                                     375        213
Cost: $376

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.4%
FEDERAL HOME LOAN MORTGAGE
   CORPORATION - 12.5%
4.50%, 04/01/20                                      1,145      1,140
5.00%, 10/01/35                                      1,626      1,613
6.00%, 07/01/36                                      1,611      1,654
5.50%, 03/01/37                                      1,131      1,143
5.50%, 08/01/37                                         98         99
                                                             --------
                                                                5,649

FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 19.9%
5.76%, 12/25/11                                        200        210
4.50%, 01/01/20                                      1,292      1,286
5.00%, 08/01/20                                      1,271      1,286
4.40%, 11/25/33                                        609        552
5.50%, 03/01/36                                      1,555      1,572
5.50%, 04/01/36                                      1,628      1,647
6.00%, 07/01/36                                      1,743      1,788
5.88%, 09/01/37 (a)                                    629        643
                                                             --------
                                                                8,984
                                                             --------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                       14,633
Cost: $14,201

U.S. TREASURY NOTES - 26.0%
4.63%, 07/31/09                                      3,341      3,477
4.63%, 07/31/12                                      2,425      2,651
3.63%, 12/31/12                                      1,360      1,433
4.75%, 08/15/17                                      1,123      1,242
4.25%, 11/15/17                                        319        340
3.50%, 02/15/18                                        277        279
4.50%, 02/15/36                                      1,738      1,795
5.00%, 05/15/37                                        490        548
                                                             --------
Cost: $11,142                                                  11,765

SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)   VALUE($)
-----------------------------                 ------------   --------
REPURCHASE AGREEMENTS - 18.6%
Fifth Third Bank, Inc.
1.50%, 4/1/08
(Date of Agreement 3/31/08, proceeds at
   maturity $8,402, collateralized by
   Federal National Mortgage Assoc.
   security, 5.00%, 07/01/33, market value
   $8,653)
Cost: $8,401                                         8,401      8,401
                                                             --------
TOTAL INVESTMENTS - 81.8%                                      36,959
Cost: $36,175 (d)

Percentages indicated are based on net assets of $45,191.

(a) Variable rate security. The rate presented represents the rate in effect at March 31, 2008.

(b)  Rule 144A security.

(c) Fair valued security. The approximate market value and percentage of investments of securities that were fair valued for the Income Fund was $543 and 1.47%.

(d) Cost for financial statement purposes and Federal income tax purposes are substantially the same.

CITIZENS MONEY MARKET FUND
PORTFOLIO HOLDINGS
MARCH 31, 2008 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)   VALUE($)
-----------------------------                 ------------   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.6%
2.40%, 04/02/08                                        600        600
2.44%, 04/03/08                                        850        850
2.43%, 04/07/08                                      1,000      1,000
2.20%, 04/08/08                                      2,000      1,999
2.03%, 04/09/08                                      1,600      1,599
1.91%, 04/16/08                                      4,000      3,997
2.10%, 04/23/08                                      3,000      2,996
1.98%, 04/30/08                                      3,000      2,995
2.05%, 05/12/08                                      1,400      1,397
1.68%, 06/06/08                                        835        832
                                                             --------
Cost: $18,265                                                  18,265

U.S. TREASURY BILLS - 72.5%
2.01%, 04/03/08                                      6,008      6,007
1.81%, 04/10/08                                      6,004      6,001
2.12%, 04/15/08                                      5,972      5,967
1.72%, 04/16/08                                      6,000      5,996
2.02%, 04/17/08                                      6,046      6,041
2.14%, 04/24/08                                      5,704      5,696
1.86%, 05/01/08                                      5,738      5,729
1.50%, 05/08/08                                      6,000      5,991
1.46%, 05/22/08                                      3,000      2,994
2.28%, 06/19/08                                      3,780      3,761
1.31%, 08/21/08                                      4,000      3,979
1.53%, 09/25/08                                      6,000      5,956
                                                             --------
Cost: $64,118                                                  64,118

SECURITY, RATE, MATURITY DATE                 PRINCIPAL($)   VALUE($)
-----------------------------                 ------------   --------
REPURCHASE AGREEMENTS - 11.8%
Fifth Third Bank, Inc.
1.50%, 4/1/08
(Date of Agreement 3/31/08, proceeds at
   maturity $10,469, collateralized by
   Federal National Mortgage Assoc.
   security, 5.00%, 07/01/33, market value
   $10,783)
Cost: $10,469                                       10,469     10,469
                                                             --------
TOTAL INVESTMENTS - 104.9%                                     92,852
Cost: $92,852 (a)

Percentages indicated are based on net assets of $88,475.

(a) Cost for financial statement purposes and Federal income tax purposes are substantially the same.

FINANCIAL NOTES TO PORTFOLIO HOLDINGS

ORGANIZATION

Citizens Funds (the "trust"), a Massachusetts Business Trust, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The trust offers the following funds (individually a "fund," collectively the "funds"):

FUND                                  SHORT NAME
----                                  ----------
CITIZENS CORE GROWTH FUND             Core Growth Fund
CITIZENS EMERGING GROWTH FUND         Emerging Growth Fund
CITIZENS SMALL CAP CORE GROWTH FUND   Small Cap Core Growth Fund
CITIZENS VALUE FUND                   Value Fund
CITIZENS GLOBAL EQUITY FUND           Global Equity Fund
CITIZENS BALANCED FUND                Balanced Fund
CITIZENS INCOME FUND                  Income Fund
CITIZENS MONEY MARKET FUND            Money Market Fund

The funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. The Core Growth Fund, Emerging Growth Fund, and Global Equity Fund currently offer three classes of shares: Standard shares, Institutional shares and Administrative shares. The Money Market Fund and Value Fund offers two classes of shares: Standard shares and Institutional shares. The Small Cap Core Growth Fund, Balanced Fund, and Income Fund offer one class of shares: Standard shares. Each class of shares in the funds has identical rights and privileges except with respect to fees paid under class-specific agreements, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATION The board of trustees has approved procedures to be used to value each fund's securities for the purpose of determining the fund's net asset value (NAV). Equity securities traded on an exchange are valued at the market price determined as the closing sale or official closing price on that exchange. For securities not traded on an exchange, or if an exchange price is not readily available, securities are valued at a market price determined by independent third-party pricing vendors approved by the funds' valuation committee. The market price for debt obligations is determined by an independent third-party pricing service which uses a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments. Short-term securities maturing within 60 days and all securities in the Money Market Fund are valued at amortized cost, unless it is determined that using this method would not reflect a security's fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. If a price for a given security is unavailable or deemed unreliable by the adviser, the market price may be determined using quotations received from one or more brokers that make a market in the security. When such prices or quotations are not available, or when the adviser believes they are unreliable, the funds' valuation committee will value securities using fair value procedures approved by the funds' board of trustees. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which a fund's NAV is calculated. The Global Equity Fund uses a fair value model developed by an independent third-party pricing service in its valuation considerations for foreign equity securities on days when there is a specific percentage change in the value of a domestic equity security index. This percentage is determined by the funds' valuation committee.

SECURITY TRANSACTIONS During the period, security transactions were accounted for no later than one business day following the trade date for purposes of calculating daily net asset values. For financial reporting purposes, however, security transactions are accounted for on trade date.

FOREIGN CURRENCY TRANSLATION The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current rate of exchange. Purchases and sales of securities are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

FINANCIAL NOTES TO PORTFOLIO HOLDINGS

FOREIGN CURRENCY CONTRACTS Foreign currency contracts are used to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The U.S. dollar value of foreign currency contracts is determined using the current rate of exchange. Foreign currency contracts open at period end are listed in the funds' portfolio holdings.

REPURCHASE AGREEMENTS The funds may acquire repurchase agreements with an entity that is a member bank of the Federal Reserve System and government securities dealers that are on the Federal Reserve Bank of New York's list of primary dealers, collateralized by instruments issued by the U.S. government, its agencies or instrumentalities. The repurchase price generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. It is the funds' policy to receive collateral securities of which the value, including accrued interest, is at least equal to 102% of the amount to be repaid to the funds under each agreement at its maturity. Collateral subject to repurchase agreements is held by the funds' custodian. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited.

RESTRICTED SECURITIES The funds are permitted to invest in privately placed securities. These securities may be resold in transactions exempt from registration, or to the public, if the securities are registered under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult.

SUBSEQUENT EVENTS At special meetings of shareholders held on February 13, 2008, March 4, 2008, March 10, 2008 and March 27, 2008, shareholders of the Citizens Funds met and approved the reorganization of the Citizens Funds into corresponding Sentinel Funds. At the close of business on April 4, 2008, each of Citizens Funds was reorganized into a new or existing Sentinel Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Citizens Funds


By /s/ Sophia Collier
   ----------------------------------
   Sophia Collier
   President

Date April 11, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Sophia Collier
   ----------------------------------
   Sophia Collier
   President

Date April 11, 2008


By /s/ Trudance L.C. Bakke
   ----------------------------------
   Trudance L.C. Bakke
   Treasurer

Date April 11, 2008